Commitments and Contingencies	3 Months Ended
Mar. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 14—COMMITMENTS AND CONTINGENCIES

On January 18, 2019, the Company entered into an asset purchase agreement with Goedeker, Steve Goedeker and Mike Goedeker, pursuant to which on April 5, 2019 the Company acquired substantially all of the assets of Goedeker used in its retail appliance and furniture business (the "Goedeker Business").

Pursuant to the asset purchase agreement, Goedeker entitled to receive an earn out payment of $200,000 if the EBITDA (as defined in the asset purchase agreement) of the Goedeker Business for the trailing twelve (12) month period from April 5, 2022 is $2,500,000 or greater, and may be entitled to receive a partial earn out payment if the EBITDA of the Goedeker Business is less than $2,500,000 but greater than $1,500,000. The Company expects to meet this target and adjusted the contingent note payable in the condensed consolidated balance sheet to the present value of the amount due.